Class K [Member] Investment Objectives and Goals - Class K - BLACKROCK 40/60 TARGET ALLOCATION FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock 40/60 Target Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock 40/60 Target Allocation Fund (“40/60 Fund”or the “Fund”) is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.